Fair Value of Financial Instruments (Tables)	11 Months Ended
Dec. 31, 2021
Noble Finance Company [Member]
Schedule of Carrying Amount and Estimated Fair Value of Financial Instruments
The following tables present the carrying amount and estimated fair value of our financial instruments recognized at fair value on a recurring basis:

	12/31/2021 (Successor)
		Estimated Fair Value Measurements
	Carrying Amount	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets -
Marketable securities	$7,645	$7,645	$—	$—

	12/31/2020 (Predecessor)
		Estimated Fair Value Measurements
	Carrying Amount	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets -
Marketable securities	$12,326	$12,326	$—	$—